FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Abstract]
Aggregate fair value of derivative liabilities		$ 22